Financial Instruments - Summary of An Explanation of Each Level (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Financial assets, at fair value	$ 7,483	$ 21,443
Short Term Investments1 [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Assets
Financial assets, at fair value	153,556	93,293
Short Term Investments1 [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Assets
Financial assets, at fair value	0	0
Short Term Investments1 [Member] | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Assets
Financial assets, at fair value	0	0
Long Term Investment [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Assets
Financial assets, at fair value	0	0
Long Term Investment [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Assets
Financial assets, at fair value	0	0
Long Term Investment [Member] | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Assets
Financial assets, at fair value	$ 9,649	2,000
Derivative financial instruments [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Assets
Financial assets, at fair value		0
Derivative financial instruments [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Assets
Financial assets, at fair value		53
Derivative financial instruments [Member] | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Assets
Financial assets, at fair value		$ 0